Income Tax - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating losses carryforwards	$ 2,786	$ 1,204
Inventories under the uniform capitalization (UNICAP) rules	744	808
Inventory write-down	672	619
Accrued expenses and other current liabilities	308	305
Operating lease liabilities, current and non-current	33,494	0
Others	157	134
Less: valuation allowance	(2,786)	(1,204)	$ (2,162)
Total deferred tax assets, net	35,375	1,866
Tax impact of full expensing of qualified property and equipment	(2,370)	(2,080)
Finance leases	(80)	0
Operating lease right-of-use assets	(33,322)	0
Total gross deferred income tax liabilities	(35,772)	(2,080)
Net deferred liabilities	$ (397)	$ (214)